PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 98.8%
Airlines 0.3%
JetBlue Airways Corp.*	55,000	$804,650
Auto Components 0.7%
BorgWarner, Inc.	42,600	1,868,010
Lear Corp.	500	83,660
		1,951,670
Automobiles 0.4%
Thor Industries, Inc.(a)	11,200	1,059,408
Banks 9.5%
Bank OZK	20,600	965,110
BOK Financial Corp.	8,900	912,695
Citizens Financial Group, Inc.	42,300	2,177,181
Comerica, Inc.	17,800	1,651,484
Fifth Third Bancorp	57,133	2,549,846
First Hawaiian, Inc.	4,600	130,410
First Horizon Corp.	85,900	1,469,749
FNB Corp.	56,900	735,148
Huntington Bancshares, Inc.	99,100	1,492,446
KeyCorp	96,200	2,410,772
M&T Bank Corp.	13,700	2,320,506
PacWest Bancorp	19,500	905,385
Popular, Inc. (Puerto Rico)	11,900	1,061,123
Prosperity Bancshares, Inc.	13,300	974,225
Regions Financial Corp.	101,200	2,321,528
Synovus Financial Corp.	9,300	462,768
Wintrust Financial Corp.	10,500	1,029,735
Zions Bancorp NA	27,600	1,871,832
		25,441,943
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)	38,700	1,844,442
Biotechnology 0.6%
Sage Therapeutics, Inc.*	38,900	1,533,438

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.7%
Builders FirstSource, Inc.*	7,300	$496,327
Owens Corning	15,800	1,401,460
		1,897,787
Capital Markets 3.1%
Franklin Resources, Inc.	54,900	1,755,153
Invesco Ltd.	75,200	1,704,032
Janus Henderson Group PLC	6,600	243,540
Jefferies Financial Group, Inc.	46,200	1,692,768
State Street Corp.	29,400	2,778,300
		8,173,793
Chemicals 4.9%
Corteva, Inc.	59,600	2,865,568
Eastman Chemical Co.(a)	12,700	1,510,411
International Flavors & Fragrances, Inc.	19,800	2,612,016
LyondellBasell Industries NV (Class A Stock)	24,800	2,398,904
Mosaic Co. (The)	51,400	2,053,430
Westlake Chemical Corp.	16,400	1,617,860
		13,058,189
Communications Equipment 0.4%
Viasat, Inc.*(a)	24,400	1,074,088
Consumer Finance 1.1%
Ally Financial, Inc.	43,959	2,097,723
Discover Financial Services	700	81,025
Synchrony Financial	18,600	792,174
		2,970,922
Containers & Packaging 1.9%
Berry Global Group, Inc.*	9,700	653,974
International Paper Co.	47,500	2,291,875
Westrock Co.	45,100	2,081,816
		5,027,665
Distributors 0.4%
LKQ Corp.	21,100	1,158,179

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 1.4%
Equitable Holdings, Inc.	58,500	$1,967,940
Voya Financial, Inc.(a)	24,402	1,658,360
		3,626,300
Diversified Telecommunication Services 0.8%
Lumen Technologies, Inc.(a)	163,180	2,016,905
Electric Utilities 5.3%
Avangrid, Inc.(a)	34,300	1,602,496
Edison International	38,100	2,392,299
Entergy Corp.	9,600	1,072,992
Evergy, Inc.	31,600	2,052,736
Eversource Energy	8,700	778,563
FirstEnergy Corp.	16,000	671,360
NRG Energy, Inc.	1,900	75,867
OGE Energy Corp.	14,900	565,008
Pinnacle West Capital Corp.	26,800	1,865,548
PPL Corp.	80,300	2,383,304
Xcel Energy, Inc.	9,000	626,940
		14,087,113
Electronic Equipment, Instruments & Components 1.6%
Arrow Electronics, Inc.*	14,200	1,760,800
Avnet, Inc.	22,900	924,244
TD SYNNEX Corp.	15,900	1,662,663
		4,347,707
Energy Equipment & Services 0.9%
Baker Hughes Co.	57,700	1,583,288
NOV, Inc.	44,200	725,764
		2,309,052
Equity Real Estate Investment Trusts (REITs) 8.7%
Cousins Properties, Inc.	42,500	1,638,800
EPR Properties	14,100	619,977
Hudson Pacific Properties, Inc.	68,500	1,618,655
JBG SMITH Properties	22,800	624,720
Kilroy Realty Corp.	10,100	646,400
Kimco Realty Corp.	85,061	2,063,580
Medical Properties Trust, Inc.	89,169	2,029,487
Omega Healthcare Investors, Inc.(a)	61,500	1,936,020

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.	26,613	$1,847,208
SL Green Realty Corp.(a)	22,995	1,667,597
Spirit Realty Capital, Inc.	3,200	151,872
Ventas, Inc.	16,600	880,132
VICI Properties, Inc.(a)	76,900	2,200,878
Vornado Realty Trust	35,900	1,472,259
Welltower, Inc.	12,500	1,082,875
Weyerhaeuser Co.	65,400	2,644,122
		23,124,582
Food & Staples Retailing 1.0%
Kroger Co. (The)	61,500	2,680,785
Food Products 4.0%
Archer-Daniels-Midland Co.	43,400	3,255,000
Bunge Ltd.	1,400	138,404
Conagra Brands, Inc.	63,000	2,189,880
Ingredion, Inc.	4,000	378,800
J.M. Smucker Co. (The)	15,400	2,164,932
Tyson Foods, Inc. (Class A Stock)	28,600	2,599,454
		10,726,470
Gas Utilities 1.4%
Atmos Energy Corp.	19,900	2,133,678
UGI Corp.	36,000	1,632,600
		3,766,278
Health Care Equipment & Supplies 0.3%
Hologic, Inc.*	1,100	77,264
Zimmer Biomet Holdings, Inc.	5,400	664,308
		741,572
Health Care Providers & Services 2.2%
Laboratory Corp. of America Holdings*	8,600	2,333,696
Quest Diagnostics, Inc.	12,600	1,701,252
Universal Health Services, Inc. (Class B Stock)	14,800	1,924,888
		5,959,836
Household Durables 3.9%
D.R. Horton, Inc.	3,400	303,348

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Lennar Corp. (Class A Stock)	24,563	$2,360,750
Mohawk Industries, Inc.*	11,039	1,742,727
Newell Brands, Inc.	47,651	1,105,980
PulteGroup, Inc.	34,647	1,825,550
Toll Brothers, Inc.	26,033	1,535,166
Whirlpool Corp.	7,300	1,534,387
		10,407,908
Insurance 7.5%
Aflac, Inc.	49,500	3,109,590
Arch Capital Group Ltd.*	44,000	2,038,080
Brighthouse Financial, Inc.*	1,800	98,010
Cincinnati Financial Corp.	8,300	977,989
CNA Financial Corp.	33,700	1,547,167
Everest Re Group Ltd.	4,000	1,133,600
Fidelity National Financial, Inc.	39,100	1,968,685
First American Financial Corp.	19,100	1,423,141
Hartford Financial Services Group, Inc. (The)	34,000	2,443,580
Lincoln National Corp.	27,400	1,917,452
Loews Corp.	2,300	137,218
Mercury General Corp.	6,200	338,892
Old Republic International Corp.	67,300	1,724,899
Principal Financial Group, Inc.	17,300	1,263,938
		20,122,241
Interactive Media & Services 0.5%
IAC/InterActiveCorp*	10,800	1,474,632
Internet & Direct Marketing Retail 0.6%
Qurate Retail, Inc. (Class A Stock)	217,100	1,526,213
IT Services 0.3%
Alliance Data Systems Corp.	13,400	925,136
Life Sciences Tools & Services 0.7%
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,200	1,919,136
Machinery 3.0%
Colfax Corp.*	9,700	398,864
Cummins, Inc.	7,000	1,546,160
Gates Industrial Corp. PLC*	96,300	1,489,761
PACCAR, Inc.	15,200	1,413,448

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Snap-on, Inc.	1,100	$229,075
Stanley Black & Decker, Inc.	8,700	1,519,455
Westinghouse Air Brake Technologies Corp.	17,300	1,537,970
		8,134,733
Marine 0.3%
Kirby Corp.*	14,400	938,592
Media 3.5%
Discovery, Inc. (Class A Stock)*(a)	28,400	792,644
Discovery, Inc. (Class C Stock)*(a)	34,600	946,310
DISH Network Corp. (Class A Stock)*	55,400	1,739,560
Fox Corp. (Class A Stock)	22,000	893,420
Fox Corp. (Class B Stock)	16,600	617,188
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	8,000	370,000
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	10,900	507,177
News Corp. (Class A Stock)	84,000	1,868,160
ViacomCBS, Inc. (Class B Stock)	44,200	1,478,490
		9,212,949
Metals & Mining 2.7%
Nucor Corp.	23,900	2,423,460
Reliance Steel & Aluminum Co.	11,990	1,833,031
Steel Dynamics, Inc.(a)	26,900	1,493,488
United States Steel Corp.(a)	75,600	1,566,432
		7,316,411
Mortgage Real Estate Investment Trusts (REITs) 2.2%
AGNC Investment Corp.	115,700	1,722,773
Annaly Capital Management, Inc.	233,724	1,846,420
New Residential Investment Corp.	151,300	1,611,345
Starwood Property Trust, Inc.	26,300	650,925
		5,831,463
Multiline Retail 0.8%
Kohl’s Corp.(a)	36,800	2,197,328
Multi-Utilities 3.1%
CenterPoint Energy, Inc.	53,900	1,528,604
Consolidated Edison, Inc.	31,833	2,751,963
DTE Energy Co.	7,200	867,096

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
MDU Resources Group, Inc.	24,800	$728,376
Public Service Enterprise Group, Inc.	34,300	2,281,979
		8,158,018
Oil, Gas & Consumable Fuels 6.8%
Antero Midstream Corp.	84,800	843,760
Continental Resources, Inc.	3,800	197,372
Coterra Energy, Inc.	16,100	352,590
Devon Energy Corp.	25,700	1,299,649
Diamondback Energy, Inc.	9,900	1,248,984
DT Midstream, Inc.	17,500	904,750
EQT Corp.*	46,800	994,500
HollyFrontier Corp.	27,200	956,352
Marathon Oil Corp.	70,500	1,372,635
Marathon Petroleum Corp.	33,900	2,432,325
Phillips 66	25,700	2,179,103
Pioneer Natural Resources Co.	8,300	1,816,787
Valero Energy Corp.	24,800	2,057,656
Williams Cos., Inc. (The)	46,700	1,398,198
		18,054,661
Pharmaceuticals 1.3%
Perrigo Co. PLC	25,100	955,557
Royalty Pharma PLC (Class A Stock)	21,600	864,216
Viatris, Inc.	109,989	1,646,535
		3,466,308
Professional Services 0.2%
Clarivate PLC*	30,400	500,384
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*	4,000	1,003,160
Road & Rail 2.3%
AMERCO	2,500	1,522,375
Knight-Swift Transportation Holdings, Inc.	32,800	1,855,824
Ryder System, Inc.	21,441	1,569,267
Schneider National, Inc. (Class B Stock)	48,700	1,246,720
		6,194,186

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 0.3%
First Solar, Inc.*	6,200	$485,956
Marvell Technology, Inc.	5,400	385,560
		871,516
Specialty Retail 1.1%
Foot Locker, Inc.	38,500	1,720,180
Penske Automotive Group, Inc.	12,300	1,250,049
		2,970,229
Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise Co.	143,700	2,346,621
Western Digital Corp.*	35,400	1,831,596
Xerox Holdings Corp.	74,300	1,568,473
		5,746,690
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp.	17,500	1,662,675
Tapestry, Inc.	17,700	671,715
		2,334,390
Thrifts & Mortgage Finance 1.2%
MGIC Investment Corp.	112,100	1,701,678
New York Community Bancorp, Inc.	129,700	1,512,302
		3,213,980
Trading Companies & Distributors 0.7%
Air Lease Corp.(a)	38,800	1,544,628
United Rentals, Inc.*	800	256,096
		1,800,724

Total Common Stocks (cost $212,579,001)		263,703,762

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Fund 0.3%
iShares Russell Mid-Cap Value ETF(a) (cost $839,079)	6,900	$807,300

Total Long-Term Investments (cost $213,418,080)		264,511,062

Short-Term Investments 7.4%
Affiliated Mutual Fund 6.7%
PGIM Institutional Money Market Fund (cost $17,933,598; includes $17,932,535 of cash collateral for securities on loan)(b)(we)	17,951,236	17,938,670
Unaffiliated Fund 0.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,724,364)	1,724,364	1,724,364

Total Short-Term Investments (cost $19,657,962)		19,663,034

TOTAL INVESTMENTS 106.5% (cost $233,076,042)		284,174,096
Liabilities in excess of other assets (6.5)%		(17,400,914)

Net Assets 100.0%		$266,773,182

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,785,122; cash collateral of $17,932,535 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).